OTHER INVESTMENTS - Sensitivity analysis (Details)	Jun. 30, 2022
Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Rand US Dollar exchange rate, increase	1.00%
Rand US Dollar exchange rate, decrease	(1.00%)
Commodity prices (gold and silver), increase	1.00%
Commodity prices (gold and silver), decrease	(1.00%)
Rand US Dollar exchange rate in OCI net of tax, increase	3.30%
Rand US Dollar exchange rate in OCI net of tax, decrease	(3.30%)
Commodity prices (gold and silver) increase, OCI net of tax	2.80%
Commodity prices (gold and silver) decrease , OCI net of tax	(2.80%)
Operating costs [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(2.60%)
% Change OCI, net of tax, decrease	2.60%
Weighted average cost of capital [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(0.10%)
% Change OCI, net of tax, decrease	0.10%
Minority discount [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(1.20%)
% Change OCI, net of tax, decrease	1.20%
Marketability discount [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(1.20%)
% Change OCI, net of tax, decrease	1.20%
Cost of equity [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(1.00%)
% Change OCI, net of tax, decrease	1.00%
Prestige Bullion dividend forecast [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	0.30%
% Change OCI, net of tax, decrease	(0.30%)